Asset Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Asset Acquisitions

Note 4. ASSET ACQUISITIONS

On May 23, 2022, as part of the Closing of the Business Combination, the Company acquired assets through the issuance of Up-C Units. In exchange for approximately 7.9 million Up-C Units, the Company acquired Claims previously held by Series MRCS, an affiliate of the Company. The Claims are included as Intangible Assets, net in the condensed consolidated balance sheet.

The Claims are held at cost, which was determined using the opening market price of the Company’s Class A Common Stock as of the day subsequent to the Closing Date discounted by 4.5% for lack of marketability due to timing before shares are sellable. The Company determined the appropriate measurement date was the opening of the first trading day of the Class A Common Stock after the Closing Date as this reflects the equivalent value of the Up-C Units provided to the sellers. The Up-C Units provided to the sellers did not include New Warrants, and as such, the Class A Common Stock value excluding the New Warrants was reflected at the Close of the first trading day after the Closing Date. The Claims are treated as finite life intangible assets similar to other Claims that the Company has acquired, and have a useful life of eight years. For further details on the intangible assets resulting from Claims acquisitions, see Note 7, Intangible Assets, Net.

VRM

The Company acquired the rights to receive the distributable net proceeds (the “Proceeds”) of a portfolio of Claims owned by VRM MSP, a Delaware limited liability company and joint investment vehicle of VRM and Series MRCS, in exchange for approximately 14.3 million Up-C Units. Under this asset acquisition structure, the Company determined that the arrangements to acquire the rights to proceeds from certain Claims recovery rights along with the guarantee of the VRM Full Return (noted and defined below) result in the Company consolidating the Series. Upon consolidation, the Company included the value of the Up-C Units provided and the value of the guarantee as Intangible Assets, net in the condensed consolidated balance sheet. These are held at cost and treated as finite life intangible assets similar to other CCRAs that the Company has acquired, and have a useful life of eight years.

In connection with such transaction, the Company agreed to pay Virage an amount equal to the contributions by Virage to VRM MSP plus an annual rate of return of 20% (the “VRM Full Return”). Pursuant to the terms of the agreement with Virage, such amount is payable exclusively by any of the following means (or any combination thereof): (a) the Proceeds, net of expenses related to claim settlement, (b) a sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM, or (c) a sale of shares by the Company and delivery of the net cash proceeds thereof to VRM. The amount of the VRM Full Return was $1,029.9 million as of June 30, 2024.

As the Company incurred debt related to the VRM Full Return as included in the guaranty obligation within the condensed consolidated balance sheet, this value was included in the purchase price and is included in Intangible Assets, net, in the condensed consolidated balance sheet for the full value of the VRM Full Return at the acquisition date. Any subsequent interest accrual is reflected within interest expense in the condensed consolidated statement of operations.

On April 12, 2023, the Company and Messrs. Quesada and Ruiz entered into an amendment (the “Virage MTA Amendment”) to the agreement with Virage and the related Guaranty pursuant to which the payment date for the VRM Full Return was extended from May 23, 2023 until September 30, 2024, subject to acceleration upon certain triggering events. On November 14, 2023, the maturity date was extended to December 31, 2024. In addition, the Virage MTA Amendment changed the payment methods to Virage to exclusively be, in the following order of priority: (a) the Proceeds and any other sources of revenue or liquidity of the Company (and its subsidiaries) that are not encumbered by a lien of a party other than Virage and to the extent such revenues and liquidity exceed the amount of net of revenues necessary to establish and maintain an operating reserve of $70.0 million (reduced to $47.5 million on July 24, 2023) for certain Company expenses, (b) a sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM, (c) Parent’s sale of additional shares and delivery of proceeds to Virage, subject to certain anti-dilution provisions, (d) if not satisfied by the foregoing, a sale of other shares of the Company by Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM; provided that if the VRM Full Return is not fully paid by September 30, 2024 the VRM Full Return shall be payable by any of such payment methods in any order of priority.

On November 13, 2023, the Company entered into the Second Virage MTA Amendment that extended the final payment date of the VRM Full Return to December 31, 2024, subject to acceleration upon certain triggering events. In addition, the Second Virage MTA Amendment (a) changed the minimum operating reserve from $47.5 million to the budget of the Company (plus applicable taxes) plus

10% and (b) required Virage and the Company negotiate and agree on a form of initial warrant and monthly warrant by no later than December 1, 2023. Pursuant to the Second Virage MTA Amendment, on January 1, 2024, the Company was required to make a one-time, lump sum payment to Virage for the period starting May 24, 2023 and ending December 31, 2023, in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance, each expiring two years from the date of issuance.

Accordingly, the Company issued the VRM Warrants. The Initial Virage Warrant, as amended, was issued effective January 1, 2024 and entitles Virage to purchase 28,298,329 shares of Class A Common Stock, with an expiration date of January 1, 2026. The Virage Warrants are recorded as warrant liability in the condensed consolidated balance sheet. Prior to April 1, 2024, Monthly Virage Warrants were issued, entitling Virage to purchase 20,219,488 shares of Class A Common Stock. During the quarter ending June 30, 2024, Monthly Virage Warrants were issued entitling Virage to purchase 37,909,524 shares to settle interest payable for the months of March, April, and May, 2024. On August 14, 2024, Monthly Virage Warrants were issued entitling Virage to purchase 47,653,840 shares to settle interest payable due to Virage as of June 30, 2024 and July 31, 2024. For the three and six months ending June 30, 2024, the issuance of Virage Monthly Warrants settled $30.0 million and $114.5 million of interest, respectively.

Until our obligations to Virage are paid in full, the Company has the option every month to continue to pay Virage in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) the issuance of subsequent Monthly Virage Warrants.

On April 1, 2024, the Company entered into the Third Virage MTA Amendment which: (i) extended the VRM Full Return payment due date to September 30, 2025, subject to acceleration upon certain triggering events, including the receipt of a going concern opinion by the Company’s independent auditor; (ii) the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return; and (iii) commence the sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM.

VRM Swap

On July 28, 2023, VRM exercised its option to exchange Claims with service dates prior to January 1, 2014 for more recent Claims. To do so, the VRM MSP agreement was amended to reflect that: (a) rights to Recovery Proceeds arising from Claims held by VRM MSP, with dates of service before January 1, 2014, were transferred to MSP Recovery; (b) MSP Recovery contributed to VRM MSP in the form of in-kind ownership interests to certain Series entities holding Claims; and (c) as a result of such capital contributions, MSP Recovery was admitted as a member of VRM MSP.

The contribution of certain Series (holding certain CCRAs) by MSP Recovery into VRM MSP is considered a common control transaction, given that the Company consolidates Series before and after such transfers. In addition, the Company analyzed being admitted as a member of VRM MSP and concluded to apply Investments in Equity Method guidance under ASC 323. The Company initially measured and recorded its equity method investment in VRM MSP using a cost accumulation model; however, in consolidation, the investment in VRM MSP is eliminated, with the CCRA intangible assets remaining on the balance sheet under the “Intangible assets” line item. The investment in VRM MSP will reflect a zero balance. In addition, given VRM MSP’s primary assets are the CCRAs, VRM MSP’s ability to generate any earnings (not already reported via MSP Recovery consolidation of Series), is negligible; therefore, MSP Recovery does not expect any significant earnings from VRM MSP.

Hazel Transactions

Claims Transactions and Purchase Money Loan

On March 29, 2023, the Company acquired a controlling interest in nine legal entities, whose sole assets are CCRAs, from Hazel. This is referred to as the “Claims Purchase.” The purchase price for the Claims Purchase was funded by: (i) a purchase money loan between Hazel, as a lender, and the Company, as a borrower, in the amount of $250.0 million (the “Purchase Money Loan”) and (ii) proceeds from the sale of certain, separate CCRAs in the Claims Sale (as defined below).

Also, on March 29, 2023, the Company sold a controlling interest in three legal entities whose sole assets are CCRAs to Hazel. The agreement provided that the Company and Hazel would share in the Recovery Proceeds therefrom, in accordance with an agreed waterfall after Hazel had realized the first $150 million in Claim recoveries. This transaction is referred to as the “Claims Sale,” and together with the Claims Purchase, the “Claims Transactions.”

As the Claims Transactions were negotiated together in contemplation of one another, they have been combined for accounting purposes. The Company analyzed the Claims Sale and determined that this transaction would be treated as the sale of in-substance non-financial assets, in exchange for noncash consideration in the form of the CCRAs from the Claims Purchase measured at fair value. The variable consideration related to future recoveries is fully constrained, because, at this time, it is not probable that any amounts will be owed above the $150 million recovery threshold that would trigger additional payments. The Company analyzed the Claims Purchase and determined it results in the initial consolidation of variable interest entities that are not businesses. The acquired CCRAs held by those entities are recognized at fair value.

The fair value of the assets sold in the Claims Sale was determined to be $45.5 million. The Company’s carrying value of those CCRAs surrendered was $40.9 million. Because there are no other observable prices for such transactions, the Company determined the fair value by reference to the purchase price for those CCRAs in a recent transaction. The fair value of the acquired CCRAs was determined to be $285.5 million, and the Company recognized the Purchase Money Loan recognized at $250.0 million, as any implicit discount or premium to current market rates at the time of issuance were insignificant.

This resulted in a gain on the Claims Transactions of $4.6 million, which largely corresponds to the previously recognized amortization of the CCRAs that were sold in the Claims Sale.

Amounts borrowed and obligations under the Purchase Money Loan and the Working Capital Credit Facility (See Note 10, Claims Financing Obligations and Notes Payable) are secured by a pledge of proceeds from specific Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Purchase Money Loan and the Working Capital Credit Facility, the Company entered into a collateral administrative agreement between the Company and Hazel, which sets forth certain arrangements between the Company and Hazel in relation to Claims owned by the Company, the proceeds of which are due to the Company were pledged to Hazel to secure the Purchase Money Loan and the Working Capital Credit Facility. The Company is responsible for certain fees and expenses related to an independent representative nominated by the Company and Hazel; however, Hazel has agreed to fully reimburse the Company for any such fees and expenses.

Note 4. ASSET ACQUISITIONS

On May 23, 2022 as part of the Closing of the Business Combination, the Company acquired assets through the issuance of Up-C Units. In exchange for approximately 7.9 million Up-C Units (after giving effect to the Reverse Split), the Company acquired Claims previously held by Series MRCS, an affiliate of the Company. The Claims are included as Intangible Assets, net in the consolidated balance sheet.

The Claims are held at cost, which was determined using the opening market price of the Company’s Class A Common Stock as of the day subsequent to the Closing Date discounted by 4.5% or lack of marketability due to timing before shares are sellable. The Company determined the appropriate measurement date was the opening of the first trading day of the Class A Common Stock after the Closing Date as this reflects the equivalent value of the Up-C Units provided to the sellers. The Up-C Units provided to the sellers did not include New Warrants, and as such, the Class A Common Stock value excluding the New Warrants was reflected at the Close of the first trading day after the Closing Date. The Claims are treated as finite life intangible assets similar to other Claims that the Company has acquired and have a useful life of eight years. For further details on this Claims acquisition, see Note 7, Intangible Assets, Net.

VRM

On May 23, 2022 as part of the Closing of the Business Combination, the Company acquired assets through the issuance of Up-C Units. In exchange for approximately 14.3 million Up-C Units (after giving effect to the Reverse Split), the Company acquired the rights to receive the distributable net proceeds (the “Proceeds”) of a portfolio of Claims owned by VRM MSP, a Delaware limited liability company and joint investment vehicle of VRM and Series MRCS. Under this asset acquisition structure, the Company determined that the arrangements to acquire the rights to proceeds from certain Claims recovery rights along with the guarantee of the VRM Full Return (noted and defined below) result in the Company consolidating the Series. Upon consolidation, the Company included the value of the Up-C Units provided and the value of the guarantee as Intangible Assets, net in the consolidated balance sheet. These are held at cost and treated as finite life intangible assets similar to other CCRAs that the Company has acquired, and have a useful life of eight years.

In connection with such transaction the Company agreed to pay Virage an amount equal to the contributions by Virage to VRM MSP plus an annual rate of return of 20% (the “VRM Full Return”). Pursuant to the terms of the agreement with Virage, such amount is payable exclusively by any of the following means (or any combination thereof): (a) the Proceeds, net of expenses related to claim settlement, (b) a sale of certain reserved shares of Messrs. John Ruiz and Frank Quesada, and the delivery of the resulting net cash proceeds thereof to VRM, or (c) a sale of shares by the Company and delivery of the net cash proceeds thereof to VRM. The amount of the VRM Full Return was $941.3 million as of December 31, 2023.

As the Company incurred debt related to the VRM Full Return as included in the guaranty obligation within the consolidated balance sheet, this value was included in the purchase price and is included in Intangible Assets, net, in the consolidated balance sheet for the full value of the VRM Full Return at the acquisition date. Any subsequent interest accrual is reflected within interest expense in the consolidated statement of operations.

On April 12, 2023, the Company and Messrs. Quesada and Ruiz entered into an amendment (the “Virage MTA Amendment”) to the agreement with Virage and the related Guaranty pursuant to which the payment date for the VRM Full Return was extended from May 23, 2023 until September 30, 2024, subject to acceleration upon certain triggering events. On November 14, 2023, the maturity date was extended to December 31, 2024. In addition, the Virage MTA Amendment changed the payment methods to Virage to exclusively be, in the following order of priority: (a) the Proceeds and any other sources of revenue or liquidity of the Company (and its subsidiaries) that are not encumbered by a lien of a party other than Virage and to the extent such revenues and liquidity exceed the amount of net of revenues necessary to establish and maintain an operating reserve of $70.0 million (reduced to $47.5 million on July 24, 2023) for certain Company expenses, (b) a sale of certain reserved shares of Messrs. John Ruiz and Frank Quesada, and the delivery of the resulting net cash proceeds thereof to VRM, (c) Parent’s sale of additional shares and delivery of proceeds to Virage, subject to certain anti-dilution provisions, (d) if not satisfied by the foregoing, a sale of other shares of the Company by Messrs. John Ruiz and Frank Quesada, and the delivery of the resulting net cash proceeds thereof to VRM; provided that if the VRM Full Return is not fully paid by September 30, 2024 the VRM Full Return shall be payable by any of such payment methods in any order of priority.

As a part of the Virage MTA Amendment, on January 1, 2024, the Company will be required to make a one-time, lump sum payment to Virage for the period starting May 24, 2023 and ending December 31, 2023, in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance. If paid in warrants, such warrants will expire on January 1, 2026.

On November 13, 2023, the Company entered into the Second Virage MTA Amendment that extended the final payment date of the VRM Full Return to December 31, 2024, subject to acceleration upon certain triggering events. In addition, the Second Virage MTA Amendment (a) changed the minimum operating reserve from $47.5 million to the budget of the Company (plus applicable taxes) plus 10% and (b) required Virage and the Company negotiate and agree on a form of initial warrant and monthly warrant by no later than December 31, 2023.

Accordingly, the Company issued the VRM Warrants. The Initial Virage Warrant, as amended, was issued effective January 1, 2024 and entitles Virage to purchase 28,298,329 shares of Class A Common Stock, with an expiration date of January 1, 2026. Further, as of April 12, 2024, Monthly Virage Warrants were issued for February 2024 entitling Virage to purchase 8,263,494 shares, March 2024 entitling Virage to purchase 11,955,994 shares, and April 2024 entitling Virage to purchase 13,556,181 shares. Until our obligations to Virage are paid in full, the Company has the option every month to continue to pay Virage in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) the issuance of subsequent Monthly Virage Warrants.

On April 1, 2024, the Company entered into the Third Virage MTA Amendment which: (i) extended the VRM Full Return payment due date to September 30, 2025, subject to acceleration upon certain triggering events, including the receipt of a going concern opinion by the Company’s independent auditor; (ii) the Company agreed that, after the Convertible Notes are fully satisfied, 25% of the Company’s portion of any net proceeds from the Yorkville SEPA would be used to pay down the VRM Full Return; and (iii) commence the sale of certain reserved shares of Messrs. John H. Ruiz and Frank C. Quesada, and the delivery of the resulting net cash proceeds thereof to VRM.

VRM Swap

On July 28, 2023, VRM exercised its option to exchange Claims with service dates prior to January 1, 2014 for more recent Claims. To do so, the VRM MSP agreement was amended to reflect that: (a) rights to recovery proceeds arising from Claims held by VRM MSP, with dates of service before January 1, 2014, were transferred to MSP Recovery; (b) MSP Recovery contributed to VRM MSP in the form of in-kind ownership interests to certain Series entities holding Claims; and (c) as a result of such capital contributions, MSP Recovery was admitted as a member of VRM MSP.

The contribution of certain Series (holding certain CCRAs) by MSP Recovery into VRM MSP is considered a common control transaction, given that the Company consolidates Series before and after such transfers. In addition, the Company analyzed being admitted as a member of VRM MSP and concluded to apply Investments in Equity Method guidance under ASC 323. The Company initially measured and recorded its equity method investment in VRM MSP using a cost accumulation model; however, in consolidation, the investment in VRM MSP is eliminated, with the CCRA intangible assets remaining on the balance sheet under the “Intangible assets” line item. The investment in VRM MSP will reflect a zero balance. In addition, given VRM MSP’s primary assets are the CCRAs, VRM MSP’s ability to generate any earnings (not already reported via MSP Recovery consolidation of Series), is negligible; therefore, MSP Recovery does not expect any significant earnings from VRM MSP.

Hazel Transactions

Claims Transactions and Purchase Money Loan

On March 29, 2023, the Company acquired a controlling interest in nine legal entities, whose sole assets are CCRAs, from Hazel. This is referred to as the “Claims Purchase.” The purchase price for the Claims Purchase was funded by (i) a purchase money loan between Hazel, as a lender, and the Company, as a borrower, in the amount of $250 million (the “Purchase Money Loan”) and (ii) proceeds from the sale of certain, separate CCRAs in the Claims Sale (as defined below).

Also, on March 29, 2023, the Company sold a controlling interest in three legal entities whose sole assets are CCRAs to Hazel. The agreement provided that the Company and Hazel would share in the recovery proceeds therefrom, in accordance with an agreed waterfall after Hazel had realized the first $150 million in claims recoveries. This transaction is referred to as the “Claims Sale,” and together with the Claims Purchase, the “Claims Transactions.”

As the Claims Transactions were negotiated together in contemplation of one another, they have been combined for accounting purposes. The Company analyzed the Claims Sale and determined that this transaction would be treated as the sale of in-substance nonfinancial assets, in exchange for noncash consideration in the form of the CCRAs from the Claims Purchase measured at fair value. The variable consideration related to future recoveries is fully constrained, because, at this time, it is not probable that any amounts will be owed above the $150 million recovery threshold that would trigger additional payments. The Company analyzed the Claims Purchase and determined it results in the initial consolidation of variable interest entities that are not businesses. The acquired CCRAs held by those entities are recognized at fair value.

The fair value of the assets sold in the Claims Sale was determined to be $45.5 million. The Company’s carrying value of those CCRAs surrendered was $40.9 million. Because there are no other observable prices for such transactions, the Company determined the fair value by reference to the purchase price for those CCRAs in a recent transaction. The fair value of the acquired CCRAs was determined to be $285.5 million, and the Company recognized the Purchase Money Loan recognized at $250 million, as any implicit discount or premium to current market rates at the time of issuance were insignificant.

This resulted in a gain on the Claims Transactions of $4.6 million, which largely corresponds to the previously recognized amortization of the CCRAs that were sold in the Claims Sale.

Amounts borrowed and obligations under the Purchase Money Loan and the Working Capital Credit Facility (See Note 11, Claims Financing Obligation and Note Payable) are secured by a pledge of proceeds from specific Claims in the Company’s Claims portfolio, with the lien securing the Purchase Money Loan being subordinated and junior to the lien securing the Working Capital Credit Facility. Pursuant to the Purchase Money Loan and the Working Capital Credit Facility, the Company entered into a collateral administrative agreement between the Company and Hazel, which sets forth certain arrangements between the Company and Hazel in relation to Claims owned by the Company, the proceeds of which are due to the Company were pledged to Hazel to secure the Purchase Money Loan and the Working Capital Credit Facility.